Others, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Others, net
Gains/(losses) from fair value change of long-term investments	¥ (7,252)		¥ 29,483	¥ 3,496
Government financial incentives	2,482		2,545	2,222
Interest income	4,213		2,753	1,786
Gain from business and investment disposals	140	$ 22	279	1,199
Impairment of investments	(574)	(90)	(208)	(1,954)
Foreign exchange gains/(losses), net	42	7	(90)	124
Others	359		548	288
Total	¥ (590)	$ (93)	¥ 35,310	¥ 7,161